Shareholder Report, Holdings (Details)	May 31, 2024
Fidelity Disruptors ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Fidelity Disruptors ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Fidelity Disruptors ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Fidelity Disruptors ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Disruptors ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Disruptors ETF | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	81.70%
Fidelity Disruptors ETF | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Disruptors ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Disruptive Medicine ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Disruptive Medicine ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Disruptive Medicine ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Disruptive Medicine ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Disruptive Medicine ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Disruptive Medicine ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Disruptive Medicine ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Disruptive Medicine ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Disruptive Medicine ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Disruptive Medicine ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Disruptive Medicine ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Disruptive Medicine ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Fidelity Disruptive Medicine ETF | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Disruptive Medicine ETF | France
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Disruptive Medicine ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Disruptive Medicine ETF | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Disruptive Medicine ETF | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Disruptive Medicine ETF | China
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Disruptive Medicine ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Disruptive Medicine ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Disruptive Technology ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Disruptive Technology ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Disruptive Technology ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Disruptive Technology ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Disruptive Technology ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Disruptive Technology ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Disruptive Technology ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Disruptive Technology ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Disruptive Technology ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Disruptive Technology ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Disruptive Technology ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Disruptive Technology ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	68.30%
Fidelity Disruptive Technology ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Disruptive Technology ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Disruptive Technology ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Disruptive Technology ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Fidelity Disruptive Technology ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	74.20%
Fidelity Disruptive Technology ETF | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Disruptive Technology ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Disruptive Technology ETF | China
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Disruptive Technology ETF | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Disruptive Technology ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Disruptive Technology ETF | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Disruptive Technology ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Disruptive Technology ETF | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Disruptive Technology ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Disruptive Technology ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Disruptive Technology ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Disruptive Communications ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Disruptive Communications ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Disruptive Communications ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Disruptive Communications ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Disruptive Communications ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Disruptive Communications ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Disruptive Communications ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Disruptive Communications ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Disruptive Communications ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Disruptive Communications ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Disruptive Communications ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Fidelity Disruptive Communications ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Disruptive Communications ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Disruptive Communications ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Disruptive Communications ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	46.40%
Fidelity Disruptive Communications ETF | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Disruptive Communications ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	71.00%
Fidelity Disruptive Communications ETF | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Disruptive Communications ETF | China
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Disruptive Communications ETF | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Disruptive Communications ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Disruptive Communications ETF | Singapore
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Disruptive Communications ETF | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Disruptive Communications ETF | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Disruptive Communications ETF | India
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Disruptive Communications ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Disruptive Communications ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Fidelity Disruptive Automation ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Disruptive Automation ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Disruptive Automation ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Disruptive Automation ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Disruptive Automation ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Disruptive Automation ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Disruptive Automation ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Disruptive Automation ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Disruptive Automation ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Disruptive Automation ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Disruptive Automation ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	50.20%
Fidelity Disruptive Automation ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Disruptive Automation ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Fidelity Disruptive Automation ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Disruptive Automation ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Disruptive Automation ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	46.30%
Fidelity Disruptive Automation ETF | France
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Disruptive Automation ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Disruptive Automation ETF | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Disruptive Automation ETF | China
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Disruptive Automation ETF | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Disruptive Automation ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Disruptive Automation ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Disruptive Automation ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Disruptive Automation ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Disruptive Automation ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Disruptive Automation ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Disruptive Finance ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Disruptive Finance ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Disruptive Finance ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Disruptive Finance ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Disruptive Finance ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Disruptive Finance ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Disruptive Finance ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Disruptive Finance ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Disruptive Finance ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Disruptive Finance ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Disruptive Finance ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	88.20%
Fidelity Disruptive Finance ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Disruptive Finance ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Disruptive Finance ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Disruptive Finance ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Disruptive Finance ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	72.10%
Fidelity Disruptive Finance ETF | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Disruptive Finance ETF | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Disruptive Finance ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Disruptive Finance ETF | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Disruptive Finance ETF | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Disruptive Finance ETF | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Disruptive Finance ETF | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Disruptive Finance ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Disruptive Finance ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%